UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     December 31,2005

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

State Street Corporation	Form 13F File Number 028-00399

Form 13F Information Table Entry Total:    51
Form 13F Information Table Value Total (Thousands):   $122,072

List of Other Included Managers:  1

State Street Corporation	Form 13F File Number 028-00399

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM		68243Q106 1254	195366	SH		Sole		195366
"Advanced Biophotonics, Inc. "	COM		00752G104 17	83172	SH		Sole		83172
"Amazon.com, Inc."		COM		023135106 790	16754	SH		Sole		16754
Amdocs Ltd.			COM		G02602103 2777	101000	SH		Sole		68900		32100
Arch Capital Group Ltd.		COM		G0450A105 1709	31210	SH		Sole		31210
"At Road, Inc."			COM		04648K105 607	116110	SH		Sole		116110
Atmel Corp.			COM		049513104 87	28000	SH		Sole				28000
"Blackbaud, Inc."		COM		09227Q100 530	31048	SH		Sole		31048
"Check Point Software System, I"COM		M22465104 802	40000	SH		Sole		40000
Coley Pharmaceutical Group	COM		19388P106 585	38597	SH		Sole		36897		1700
"Corgentech, Inc."		COM		21872P105 930	90450	SH		Sole		84100		6350
"Cotherix, Inc"			COM		22163T103 840	79386	SH		Sole		51700		27686
"Crosstex Energy, Inc."		COM		22765Y104 718	11390	SH		Sole		11390
"DeCODE genetics, Inc."		COM		243586104 281	34046	SH		Sole		31215		2831
Du Pont 			COM		263534109 270	6350	SH		Sole				6350
"Dynavax Technologies, Inc."	COM		268158102 91	21723	SH		Sole		21723
"EBay, Inc."			COM		278642103 35587	823400	SH		Sole		809000		14400
Entravision Communicaitons Cor	COM		29382R107 2824	396678	SH		Sole		4585		392093
Exact Sciences Corporation	COM		30063P105 983	444668	SH		Sole		437600		7068
"FormFactor, Inc."		COM		346375108 1981	81093	SH		Sole		79093		2000
"Google, Inc. - Cl A "		COM		38259P508 7882	19000	SH		Sole		19000
HewlettPackard			COM		428236103 370	12929	SH		Sole				12929
"Ikanos Communications, Inc."	COM		45173E105 1238	84000	SH		Sole		84000
Inamed Corporation		COM		53235103 5633	64248	SH		Sole		62048		2200
"Inspire Pharmaceuticals, Inc."	COM		457733103 621	122200	SH		Sole		117200		5000
"Integrated Device Technology, "COM		458118106 994	75400	SH		Sole		75400
InterActiveCorp			COM		44919P300 430	15184	SH		Sole		15184
"Juniper Networks, Inc."	COM		48203R104 4095	183629	SH		Sole		173381		10248
"Keryx Biopharmaceuticals, Inc."COM		492515101 2654	181300	SH		Sole		74900		106400
Linear Technology Corp.		COM		535678106 3071	85148	SH		Sole		56148		29000
"Microchip Technology, Inc."	COM		595017104 3577	111250	SH		Sole		111250
Microsoft Corp.			COM		594918104 288	11000	SH		Sole				11000
"Myogen, Inc."			COM		62856E104 6558	217883	SH		Sole		138793		79090
"NMT Medical, Inc."		COM		629294109 1432	89213	SH		Sole		89213
"Netflix, Inc."			COM		64110L106 1488	55000	SH		Sole		50000		5000
"Neustar, Inc. Class A"		COM		64126X201 1284	42100	SH		Sole		39300		2800
Plains Exploration & Productio	COM		726505100 1162	29251	SH		Sole		29251
Positron Corp.			COM		737397125 43	489642	SH		Sole				489642
"RSA Security, Inc."		COM		749719100 1965	175575	SH		Sole		152000		23575
STATS ChipPAC Ltd. - ADR	COM		85771T104 804	118175	SH		Sole		118175
"Salesforce.com, Inc."		COM		79466L302 2463	76993	SH		Sole		71779		5214
"Santarus, Inc."		COM		802817304 814	153636	SH		Sole		146436		7200
Seagate Technology Holdings 	COM		G7945J104 1303	65167	SH		Sole		65167
"SigmaTel, Inc."		COM		82661W107 239	18277	SH		Sole		8270		10007
"Silicon Laboratories, Inc."	COM		826919102 3461	94400	SH		Sole		93000		1400
Skyepharma Plc. (ADR shares)	COM		830808101 1500	175876	SH		Sole				175876
Sprint Nextel Corporation	COM		852061100 1480	63375	SH		Sole		63375
"SuperGen, Inc. 		COM		868059106 252	50009	SH		Sole				50009
"VeriSign, Inc."		COM		92343E102 5338	243761	SH		Sole		226341		17420
Witness Systems			COM		977424100 399	20307	SH		Sole				20307
"YaHoo!, Inc."			COM		984332106 5571	142200	SH		Sole		138300		3900
